Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows from Operating Activities
Net income (loss)	€ 1,466,960	[1]	€ 1,021,820		€ (150,925)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	165,185		151,444		141,631
Impairment	12,272		8,563		15,896
Loss on disposals of property, plant and equipment	3,368	[2]	2,913	[2]	4,053	[2]
Share-based payments	12,430		12,109		13,394
Allowance for doubtful debts	849	[3]	(1,256)	[3]	1,889
Allowance for obsolete inventory	60,300		55,691		86,636
Deferred income taxes	63,250		28,053		(49,423)
Changes in assets and liabilities:
Accounts receivable	267,209		(748,898)		81,838
Finance receivables	(37,301)		(20,000)		15,702
Inventories	(276,243)	[2]	(706,233)	[2]	(158,024)	[2]
Other assets	(58,292)		(114,003)		4,893
Accrued and other liabilities	589,217		862,919		9,937
Accounts payable	(126,234)		350,231		10,430
Current income taxes	(72,530)		36,695		71,267
Net cash provided by operating activities	2,070,440		940,048		99,194
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(300,898)	[2]	(128,728)	[2]	(104,959)	[2]
Proceeds from sale of property, plant and equipment			3,825	[2]	6,877	[2]
Net cash used in investing activities	(300,898)		(124,903)		(98,082)
Cash Flows from Financing Activities
Dividend paid	(172,645)		(86,960)		(86,486)
Purchase of shares	(700,452)
Net proceeds from issuance of shares	34,084		31,000		11,073
Net proceeds from other long-term debt					32
Deposits from customers	(150,000)		150,000
Repayment of debt	(2,537)		(1,444)		(1,447)
Tax benefit from stock options	(11)		106		1,954
Net cash provided by (used in) financing activities	(991,561)		92,702		(74,874)
Net cash flows	777,981		907,847		(73,762)
Effect of changes in exchange rates on cash	3,967		4,913		1,652
Net increase (decrease) in cash and cash equivalents	781,948		912,760		(72,110)
Cash and cash equivalents at beginning of the year	1,949,834		1,037,074		1,109,184
Cash and cash equivalents at end of the year	2,731,782		1,949,834		1,037,074
Supplemental Disclosures of Cash Flow Information:
Interest paid	35,919		35,559		42,123
Taxes paid (received)	€ 202,312		€ 148,915		€ (36,705)

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	An amount of EUR 300.5 million (2010: EUR 214.1 million, 2009: EUR 159.0 million) of the additions in property, plant and equipment relates to non-cash transfers mainly from inventory and an amount of EUR 145.3 million (2010: EUR 110.4 million, 2009: EUR 27.8 million) of the disposals of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these consolidated statements of cash flows. For further details see Note 11.
[3]	(Addition) / release for the year is recorded in cost of sales.